GOLDMAN SACHS TRUST

Fundamental Equity Growth Funds
Class A, Class B, Class C, Institutional, Service, Class IR and
Class R Shares (as applicable) of the
Goldman Sachs All Cap Growth Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Tollkeeper Fund

Goldman Sachs Financial Square Funds
FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares of the
Goldman Sachs Financial Square Federal Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Fundamental Equity Value Funds
Class A, Class B, Class C, Institutional, Service, Class IR and
Class R Shares (as applicable) of the
Goldman Sachs Growth and Income Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund

Goldman Sachs Institutional Liquid Assets Portfolios
ILA Shares, ILA Administration Shares, ILA Service Shares,
ILA Cash Management Shares, ILA Class B Shares and ILA Class C Shares
(as applicable) of the
Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio
Goldman Sachs Institutional Liquid Assets Money Market Portfolio
Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio
Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio
Goldman Sachs Institutional Liquid Assets Federal Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio

Global Tax-Aware Equity Portfolios
Class A and Institutional Shares of the
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Retirement Strategies Portfolios
Class A Shares, Institutional Shares, Class R Shares
and Class IR Shares of the
Goldman Sachs Retirement Strategy 2010
Goldman Sachs Retirement Strategy 2015
Goldman Sachs Retirement Strategy 2020
Goldman Sachs Retirement Strategy 2030
Goldman Sachs Retirement Strategy 2040
Goldman Sachs Retirement Strategy 2050

Supplement dated April 27, 2010 to the
Prospectuses dated December 29, 2009

On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is